Equity - Capital adjustments (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Capital adjustments [Abstract]
Beginning balance	₩ (582,859)	₩ (664,429)
Acquisition of treasury stock	(485,947)	(300,000)	₩ (79)
Disposal and retirement of treasury stocks	485,947	300,000
The acquisition commitment amount for subsidiaries' remaining shares	0	86,711
Repayments of hybrid bonds	(102,350)	(317)
Other transactions with owners	26,545	(4,824)
Ending balance	₩ (658,664)	₩ (582,859)	₩ (664,429)